Issued Capital (Tables)	6 Months Ended
Dec. 31, 2025
Issued Capital [Abstract]
Schedule of Issued capital
	Consolidated
	31 December 2025	30 June 2025	31 December 2025	30 June 2025
	Shares	Shares	$	$
Ordinary shares – fully paid	11,183,694	10,028,025	36,085,114	33,945,869

Schedule of Movements in Ordinary Share Capital

Movements in ordinary share capital

Details	Date	Shares	Issue Price	$
Opening balance	1 July 2025	10,028,025	$0.0000	33,945,869
Shares issued in lieu of advisory & Marketing services	18 September 2025	160,000	$2.1945	351,120
Share issued in lieu of Marketing services	18 September 2025	250,000	$2.0292	507,290
Share Purchase Agreement - Lincoln Park	03 September 2025	47,846	$1.7183	82,215
Share Purchase Agreement - Lincoln Park	19 September 2025	38,051	$2.0399	77,620
Share Purchase Agreement - Lincoln Park	24 September 2025	38,819	$2.1976	85,310
Share Purchase Agreement - Lincoln Park	30 September 2025	39,556	$2.0966	82,934
Share Purchase Agreement - Lincoln Park	01 October 2025	41,425	$1.9513	80,832
Share Purchase Agreement - Lincoln Park	16 October 2025	42,337	$1.9668	83,269
Share Purchase Agreement - Lincoln Park	11 November 2025	25,000	$1.6526	41,316
Share Purchase Agreement - Lincoln Park	14 November 2025	25,000	$1.5286	38,214
Share Purchase Agreement - Lincoln Park	18 November 2025	25,000	$1.4939	37,348
Share Purchase Agreement - Lincoln Park	21 November 2025	25,000	$1.3653	34,133
Share Purchase Agreement - Lincoln Park	24 November 2025	75,000	$1.6404	123,027
Share Purchase Agreement - Lincoln Park	15 December 2025	25,000	$1.4443	36,107
Share issued in lieu of Marketing services	26 November 2025	250,000	$1.6383	409,583
Share Purchase Agreement - Lincoln Park	16 December 2025	47,635	$1.4470	68,928
Total		11,183,694		36,085,115